Government Grants - Summary of Details of Government Grants (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Details of Government grants [Line Items]
Non-current liability	€ 4,954	€ 2,198
Current liability	€ 561	708
Movilidad 2030 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 819	591
Current liability	€ 29	287
Flexener [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 82	228
Current liability	€ 101	57
Magnetor [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 27
Current liability		28
Zeus Ptas [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 469	404
Current liability	€ 20	102
Alt Impacte [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 389	392
Current liability	€ 49	98
Coldpost [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 12
Current liability		12
Minichargers [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 79	63
Current liability		16
Electrolinera [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Instituto para Diversificación y Ahorro de la Energía (IDEA)
Non-current liability	€ 421	337
Current liability		83
Acció - Creació llocs treball [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 146	183
Current liability	€ 18
Hermes - Estudios [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 842
Current liability	€ 134
Hermes - Desarrollo [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 1,446
Current liability	€ 119
Hermes - Formación [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 222
Current liability	€ 91
V2BUILD [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Innovate UK - UKRI
Current liability		€ 25